LEASES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
Operating Lease, Payments	$ 884	$ 956	$ 944
Operating lease right of use asset increased	43
Operating lease liability decreased	194
Foreign Currency Translation income	237
Cash paid for amounts included in measurement of lease liabilities	$ 959	$ 914	$ 927